Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 2,920,895	$ 4,972,331	$ 4,413,822
Accounts receivable, net	677,826	130,875	165,929
Current portion of net investment in direct financing lease	60,313	58,727	52,790
Inventory, net	165,352	133,541	492,030
Other current assets	524,217	471,834	218,537
Total current assets	4,348,603	5,767,308	5,343,108
Property and equipment, net	216,780	204,000	209,719
Other Assets	2,127,999	1,566,177	1,243,531
Intangible Assets, net	3,169,734	3,310,184	2,878,080
Goodwill	6,736,043	6,736,043	6,736,043
Net investment in direct financing lease, net of current portion	544,350	560,036	618,763
Total assets	17,143,509	18,143,748	17,029,244
Current Liabilities:
Accounts payable and accrued expenses	1,562,928	1,302,226	1,447,185
Capital lease obligation, current portion		30,898	27,420
Finance lease obligation, current portion	31,834	30,898
Notes payable, current portion	4,926
Deferred revenue	551,894	236,270	122,511
Total current liabilities	2,151,582	1,614,394	1,597,116
Long-term liabilities:
Notes payable, net of discounts and current portion	1,892,673	1,853,648	2,375,720
Capital lease obligation, net of current portion		84,610	115,509
Finance lease obligation, net of current portion	76,292	84,610
Other liabilities	254,998	45,000
Total liabilities	4,375,545	3,552,652	4,088,345
Commitments and Contingencies (Note 12)
Stockholders' Equity:
Common stock, $0.0001 par value, 1,000,000,000 shares authorized; 478,950,996 shares issued and outstanding	47,895	47,895	40,331
Additional paid in capital	91,186,061	90,770,682	79,053,339
Accumulated deficit	(78,697,974)	(76,435,235)	(66,407,622)
Accumulated comprehensive income	231,982	207,754	254,851
Total stockholders' equity	12,767,964	14,591,096	12,940,899
Total liabilities and stockholders' equity	$ 17,143,509	$ 18,143,748	$ 17,029,244